Variable Interest Entities Narrative (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts
Interest expense	$ 204,000,000	$ 207,000,000	$ 203,000,000	$ 202,000,000	$ 201,000,000	$ 215,000,000	$ 214,000,000	$ 226,000,000	$ 816,000,000	$ 856,000,000	$ 715,000,000
Consolidated VIEs
Carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts
Interest expense									$ 323,000,000	$ 341,000,000	$ 216,000,000
Consumer Securitizations: | Minimum | Consolidated VIEs
Variable Interest Entities
Original Revolving Period									1 year
Consumer Securitizations: | Maximum | Consolidated VIEs
Variable Interest Entities
Original Revolving Period									5 years
Carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts
Line Of Credit Facility, Amount Of Principal Payment Required During Revolving Period									$ 0